SCHEDULE OF EXERCISE PRICES OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	939,634	776,000	143,500
Weighted average exercise price	$ 2.36	$ 1.67
Weighted average contractual life ( years)	3 years 3 months 18 days	3 years 4 months 24 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	281,800	97,000
Weighted average exercise price	$ 5.45	$ 5.70
Weighted average contractual life ( years)	4 years 4 months 24 days	3 months 18 days
Range 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 5.00	$ 5.00
Range 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 6.04	$ 6.00
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	108,000	119,500
Weighted average exercise price	$ 2.23	$ 2.49
Weighted average contractual life ( years)	2 years 4 months 24 days	3 years 1 month 6 days
Range 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80
Range 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 4.90	$ 4.90
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options	549,834	559,500
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average contractual life ( years)	3 years	4 years
Range 3 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 0.80	$ 0.80
Range 3 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80